Summary of Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,227,967
Interest rate swaps, collars and caps | Amortizing
Derivative [Line Items]
Notional amounts	987,967
Interest rate cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	$ 240,000